Notes Payable (Details Textual) (USD $)	9 Months Ended	12 Months Ended		0 Months Ended					0 Months Ended		12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Oct. 10, 2014 Subsequent Event [Member]	Oct. 03, 2014 Subsequent Event [Member]	Dec. 15, 2010 Kristy Thurber [Member]	Dec. 31, 2013 Kristy Thurber [Member]	Dec. 31, 2012 Kristy Thurber [Member]	Dec. 04, 2013 Kristy Thurber [Member] Subsequent Event [Member]	Jul. 15, 2010 City Of Flint [Member]	Dec. 31, 2012 City Of Flint [Member]	Dec. 31, 2011 City Of Flint [Member]	Dec. 31, 2010 City Of Flint [Member]	Dec. 31, 2013 City Of Flint [Member]
Promissory note face value			$ 62,004			$ 30,000		$ 30,000		$ 43,391	$ 32,004
Interest rate						3.00%				5.25%
Accrued interest payable							900	3,900			1,994	1,327
Maturity date						Dec. 15, 2012				Jul. 01, 2013
Debt conversion converted instrument, shares	573,931,390	8,000		113,806,019	69,531,249				5,000
Payment of loan terms										The loan is to be repaid in 36 installments commencing August 1, 2010.
Debt principal payment									32,700			5,675	5,712
Debt interest paid												$ 570	$ 815